Project debt, Details of project debt (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Project debt [Abstract]
Cash held to satisfy non-recourse debt agreements	$ 287,000	$ 280,000
Non-current	4,568,387	4,925,268
Current	710,493	312,346
Total Project debt	5,278,880	$ 5,237,614
Increase in project debt during period	325,000
Kaxu [Member]
Project debt [Abstract]
Current	$ 349,000